Description of the Company and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jul. 02, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets And Liabilities, Lessee
Right of Use assets (“ROU assets”) and lease liabilities associated with the Company's operating leases are included in the Condensed Consolidated Balance Sheets as of July 2, 2023 and January 1, 2023 as follows:

(Dollars in Millions)	July 2, 2023 (1)	January 1, 2023
ROU assets included in:
Other non-current assets	$164	$110
Lease liabilities included in:
Accrued and other current liabilities	47	35
Other non-current liabilities	120	81
Total lease liabilities	$167	$116
_________________
(1)Includes related party leases of $73 million of ROU assets, $13 million of current lease liabilities, and $56 million of non-current lease liabilities.

Schedule of Variable Interest Entities	The amounts represented in this table are only those assets of the VIEs that can be used to settle only the VIE’s obligations and the VIE’s creditors (or beneficial interest holders) have no recourse against the general credit of the primary beneficiary.

(Dollars in Millions)	July 2, 2023
Assets
Current assets
Cash and cash equivalents	$228
Trade receivables, less allowances for credit losses	91
Inventories	79
Prepaid expenses and other receivables	10
Total current assets	408
Property, plant, and equipment, net	126
Intangible assets, net	37
Goodwill	249
Deferred taxes on income	34
Other assets	20
Total assets	$874
Liabilities
Current liabilities
Accounts payable	$81
Accrued liabilities	80
Accrued rebates, returns, and promotions	98
Accrued taxes on income	23
Total current liabilities	282
Deferred taxes on income	4
Other liabilities	18
Total liabilities	$304